SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00747

                            AMERITOR INVESTMENT FUND
               (Exact name of registrant as specified in charter)

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                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 424-8570

                     DATE OF FISCAL YEAR END: June 30, 2004

                  DATE OF REPORTING PERIOD: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)
        AMERITOR SECURITY TRUST

    Number                                                                               Market
  of Shares                         Description                                          Value
---------------                   -----------------                                -------------------
                        COMMON STOCKS:                                    62.91%

                        BANKS                                              8.62%
     400                Macatawa Bank Corp.                                         $          11,220
     410                Banco Santander Chile - ADR                                            11,455
                                                                                   -------------------
                                                                                               22,675

                        COMPUTERS                                          6.00%
     500                Stratasys, Inc. *                                                      15,777
                                                                                   -------------------

                        BUILDING PRODUCTS                                  5.30%
     315                Trex Co., Inc. *                                                       13,948
                                                                                   -------------------

                        DRUG AND MEDICAL:                                  4.19%
     575                Able Laboratories, Inc. *                                              11,017
                                                                                   -------------------

                        ELECTRONIC COMPONENTS                              5.02%
   2,500                Microtune, Inc. *                                                      13,200
                                                                                   -------------------

                        MACHINERY                                          6.14%
     265                Zebra Technologies, Corp. CL-A *                                       16,168
                                                                                   -------------------

                        METAL PRODUCTS                                     4.14%
     585                Penn Engineering & Manufacturing Corp.                                 10,893
                                                                                   -------------------

                        MINERALS                                           3.42%
   2,000                Northern Dynasty Minerals  *                                            9,000
                                                                                   -------------------

                        MORTGAGE                                           5.16%
     375                Indymac Bancorp, Inc.                                                  13,575
                                                                                   -------------------

                        OIL                                                4.62%
     500                Giant Industries, Inc. *                                               12,150
                                                                                   -------------------

                        RESTAURANT                                         3.76%
     355                Ruby Tuesday, Inc.                                                      9,894
                                                                                   -------------------

                        SEMICONDUCTORS                                     6.55%
     660                Marvel Tech Group LTD. *                                               17,246
                                                                                   -------------------

                        TOTAL INVESTMENTS:
                        (Cost: $154,317)                                  62.91%              165,543
                        Other assets, cash                                37.09%               97,620
                                                                 ----------------  -------------------
                        NET ASSETS                                       100.00%    $         263,163
                                                                 ================  ===================

* Non income producing Security

At September 30, 2004, the tax basis cost of the Fund's investments was $120,098 and the unrealized appreciation and depreciation were $12,978 and ($1,753) respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust


By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   By: /s/ Jerome Kinney
                                       -----------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: June 17, 2005


                                   By: /s/ Jerome Kinney
                                       -----------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer

Date: June 17, 2005